Vanguard Variable Insurance Funds—Equity Income Portfolio
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds—Equity Income Portfolio

Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a co-portfolio manager of Wellington Management’s portion of Vanguard Variable Insurance Funds—Equity Income Portfolio (the Portfolio). Matthew C. Hand remains as the portfolio manager of Wellington Management’s portion of the Portfolio.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Portfolio’s Prospectus and Summary Prospectus are hereby deleted. The Portfolio’s investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 108B 072022

Vanguard Variable Insurance Funds

Supplement Dated July 1, 2022, to the Statement of Additional Information Dated May 2, 2022

Important Changes to Vanguard Variable Insurance Funds—Equity Income Portfolio
Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a co-portfolio manager of Wellington Management’s portion of Vanguard Variable Insurance Funds—Equity Income Portfolio (the Portfolio). Matthew C. Hand remains as the portfolio manager of Wellington Management’s portion of the Portfolio.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Portfolio’s Statement of Additional Information are hereby deleted. The Portfolio’s investment objective, strategies, and policies remain unchanged.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064L 072022